CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows provided by operating activities:
Net income	$ 791,474	$ 612,335	$ 505,304
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	488,500	585,950	569,513
Impairment of operating right-of-use assets and related property, plant and equipment	15,731	8,686	28,767
Reduction in carrying value of operating right-of-use assets	39,787	41,546	45,215
Loss on equity method investments	0	383	3,136
Acquisition-related gain	0	(6,160)	0
Amortization of financing costs and debt discount	23,533	16,402	17,749
Stock compensation expense	45,870	55,667	70,523
Deferred tax benefit	(100,542)	(85,403)	(124,985)
Unrealized foreign exchange movements	6,911	19,706	(13,009)
Other non-cash items	31,900	24,332	11,324
Changes in operating assets and liabilities:
Accounts receivable	349,309	(83,296)	(420,695)
Unbilled revenue	(339,921)	4,716	(332,592)
Unearned revenue	(37,743)	134,566	192,944
Other net assets	(28,157)	(168,403)	10,121
Net cash provided by operating activities	1,286,652	1,161,027	563,315
Cash flows used in investing activities:
Purchase of property, plant and equipment	(168,060)	(140,692)	(142,160)
Purchase of subsidiary undertakings (net of cash acquired)	(84,159)	(71,766)	0
Movement of available for sale investments	0	(241)	(1)
Proceeds from investments in equity	2,690	0	1,906
Purchase of investments in equity	(17,261)	(13,954)	(5,612)
Net cash used in investing activities	(266,790)	(226,653)	(145,867)
Cash flows used in financing activities:
New Notes issue costs	(12,679)	0	0
Drawdown of credit lines and loan facilities	2,317,480	370,000	75,000
Repayment of credit lines and loan facilities	(2,677,763)	(1,265,000)	(875,000)
Proceeds from exercise of equity compensation	36,187	50,973	35,844
Share issue costs	(22)	(16)	(17)
Repurchase of ordinary shares	(499,998)	0	(99,983)
Share repurchase costs	(388)	0	(17)
Net cash used in financing activities	(837,183)	(844,043)	(864,173)
Effect of exchange rate movements on cash	(21,996)	(997)	(16,720)
Net increase/(decrease) in cash and cash equivalents	160,683	89,334	(463,445)
Cash and cash equivalents at beginning of year	378,102	288,768	752,213
Cash and cash equivalents at end of year	$ 538,785	$ 378,102	$ 288,768